Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net (loss)/income attributable to Linkage Global Inc		$ (439,336)	$ (652,728)	$ 1,066,375
Denominator:
Weighted average number of ordinary shares	[1]	21,175,342	20,000,000	20,000,000
Net (loss)/income per ordinary share
Basic	[1]	$ (0.02)	$ (0.03)	$ 0.05
Diluted	[1]	$ (0.02)	$ (0.03)	$ 0.05

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).